Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	$ 986,145	$ 1,348,738
Agency (Managed Services, Branded Content, & Talent Management Services) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	246,201	583,141
Platform (Creator Subscriptions) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	299,194	508,233
Ecommerce (Tangible products) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	410,894	254,724
Affiliate Sales [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	986	$ 2,640
Other Revenue [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	$ 28,870